Leases (Details) - Schedule of lease expense and supplemental cash flow information related to leases and weighted average remaining lease terms and discount rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Expense And Supplemental Cash Flow Information Related To Leases And Weighted Average Remaining Lease Terms And Discount Rate Abstract
weighted average remaining lease term (years)	1 year 5 months 1 day	2 years 5 months 1 day
weighted average discount rate	13.00%	13.00%
Components of lease expense:
Operating lease cost	$ 54	$ 55
Cash paid for amounts included in the measurement of lease liabilities	$ 54	55
Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets		$ 120